UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                                100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                 100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                    Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ended
                                 June 30, 2010


                               Table of Contents
Letter to Shareholders . . . . . . . . . . . . . . . . . .. . 2
Fund Performance. . . . . . . . . . . . . . . . . . . . . . . 4
Investment Sectors . . . . . . . . . . . . . . . . . . . .. . 7
Schedule of Investments . . . . . . . . . . . . . . . . . . . 9
Financial Statements . . . . . . . . . . . . . . . . . . . . 11
Financial Highlights . . . . . . . . . . . . . . . . . . . . 14
Notes to the Financial Statements. . . . . . . . . . . . . . 15
Trustees & Officers . . . . . . . . . . . . . . . . . . .  . 20


Dear Fellow Shareholders:
The US equity markets began the year by continuing a rally from the low reached in March 2009, peaked on April 23th when the S&P 500 reached 1217, up more than 9% for the year at that date, and then fell to 1030 by the end of June. Concerns weighing on the markets included the European sovereign debt crisis, slowing growth in Asia, continued high unemployment in the US, and the fading impact of massive federal stimulus. Though the Fund was leading the index through the 1st quarter of 2010, we lagged the Index during the second quarter largely due to our sector allocation choices. Northeast Investors Growth Fund ended the first half of 2010 in negative territory, down 7.46%, underperforming its benchmark, the S&P 500 Index, which was down 6.65%.

Let's start off with the positives. An area where stock selection contributed favorably to the Fund's performance was Information Technology. Akamai Technologies was the best performing investment in the Fund up over 55% for the 1st half of 2010. Akamai has maintained its dominance in the e-commerce area, using software and an expansive network of servers to ensure quick delivery of digital content. Some of its customers include on-line digital content providers like Apple, MySpace, and the NBA. Apple was another strong Fund performer, up close to 20% for the half. Its portfolio of productscomputers, iPhones, iPods, and now iPads- continue to reach and exceed sales targets. Though recent concerns over antenna placement in the newly released iPhone detracted from performance recently, the company seems to have addressed user concerns adequately for the time being. Though we maintain healthy positions in both Akamai and Apple, and have confidence in their longer term viability, we are not opposed to trimming based on position size.

The Fund's best performing sector was Telecommunication Services, and though this is a relatively small sector for the Fund and the Index, we have maintained a slightly overweight position. The Fund's concentration in this area is in the wireless services with American Tower, and America Movil ADR. America Tower is one of the largest owners of cell towers in the US and has been expanding internationally to the emerging consumer countries of Mexico, Brazil and India. America Movil is the largest provider of wireless cell phone service in Latin America. What these companies have in common is exposure to continued growth in mobile telecommunications both in the US and abroad, with a healthy exposure to emerging markets with a developing consumer class. Though growth may moderate in the US, the longer-term trend is strong in these emerging economies and these companies stand to benefit from this.

The Energy Sector was one of the hardest hit areas for the Fund. We had chosen to overweight this sector as compared to the S&P 500 Index. The Fund fortunately did not own BP or companies directly liable for damage claims from the BP Deepwater Horizon spill. Still holdings in companies like Petrobras, with large exposure to offshore drilling claims, and Schlumberger, a provider of drilling services, fell by close to 20% post the BP spill. Though this over-weight position hurt Fund performance for the year-to-date period, we have not significantly altered our allocation.We do see this area as a long-term positive one, and were pleased that some of our holdings in the larger diversified Energy companies did slightly better that the sector's average.

The Health Care area typically is considered a more defensive sector, but the safety it has traditionally provided in down times has not been evident recently. The sector was one of the worst performing ones for the Fund due to sharp pull-backs in Medco, a pharmacy benefit manager, and AthenaHealth, a medical records management company. Health care remains a challenging area, as regulatory changes weigh upon pricing and margins for companies in this area. We have been underweight in this area for a period of time, and unless valuations become compelling, do not envision straying too far from this positioning.

The "macro" concerns of the day- fiscal policy, monetary policy, funding of entitlement spending, unemployment- seem to dominate the news. Especially since these factors can have tremendous impact upon the fortunes of the companies in which we choose to invest. Though these problems weigh upon our world, longer-term we try to stay focused on how our investment choices will benefit in the current climate. We try to position ourselves in companies with reasonable valuations and good long-term prospects and believe that, over time, our choices will more than weather the current volatility.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.

William A. Oates, Jr.
July 2010


Average Annual Total Return (unaudited)
One year ended June 30, 2010 . . . . . . . . . . . . . . . .. . . . . . 13.25%
Five years ended June 30, 2010 . . . . . . . . . . . . . . . . . . . . .-0.68%
Ten years ended June 30, 2010 . . . . . . . . . . . . . . .  . . . . . .-3.20%

Performance Graph
(Ten Years) (unaudited)
The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1999 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2010 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted


                                                                                                Six Months
                                                                                                Ended
                                                                                                June 30,
                 2000    2001    2002    2003    2004    2005    2006    2007    2008    2009   2010
Northeast
Investors
Growth          $8,504  $7,046  $5,448  $6,995  $7,594  $8,458  $9,240  $10,524 $6,145  $7,930 $7,338
Fund

Standard
& Poor's        $9,090  $8,010  $6,240  $8,029  $8,903  $9,340 $10,815  $11,408 $7,187  $9,089 $8,485
500 Index

Returns and Per Share Data

                                                                                        Six Months
                                                                                        Ended
                        Year Ended December 31,                                         June 30,
                                                                                        2010
                         2000    2001   2002  2003  2004  2005  2006  2007   2008  2009  (unaudited)
Net Asset Value         20.23   15.43  11.91 15.26 16.52 18.40 20.10 20.19  11.74 15.15  14.02
Income Dividend          0.00    0.00   0.02  0.03  0.05  0.00  0.00  0.04   0.05  0.00   0.00
Capital Gains Dist.      2.05    1.44   0.00  0.00  0.00  0.00  0.00  2.60   0.00  0.00   0.00
NEIG Return (%)        -14.96  -17.15 -22.67 28.39  8.56 11.38  9.24 13.90 -41.61 29.05  -7.46
S&P 500 Return (%)      -9.10  -11.88 -22.10 28.68 10.88  4.91 15.79 5.48  -37.00 26.47  -6.65

Table Omitted

Quarterly Portfolio Holdings: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

About Your Fund's Expenses (unaudited)


                                Beginning Account Value                 Ending Account Value    Expenses Paid During Period
                                    12/31/2009                              6/30/2010               12/31/2009 - 6/30/2010
Actual Return
-7.46%                              $1,000.00                               $925.41                 $6.97
Hypothetical
(5% return before expenses)         $1,000.00                             $1,017.91                 $6.95

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs wth the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 12/31/2009 - 6/30/2010.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings (unaudited)
June 30, 2010

                                                                        Percent
                                                                Market  of Net
                                                                Value   Assets
-------------------------------------------------------------------------------
Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . $2,817,136   3.59%
Akamai Technologies, Inc. . . . . . . . .  . . . . . . . . . 2,754,703   3.51%
Google, Inc., Class A. . . . . . . . . . . . . . . . . . . . 2,402,730   3.06%
Deere & Co. . . . . . . . . . . . . . . . .. . . . . . . . . 2,369,184   3.02%
International Business Machines Corp. . . .. . . . . . . . . 2,222,640   2.83%
Danaher Corp. . . . . . . . . . . . . . . .. . . . . . . . . 2,219,776   2.83%
Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . 2,114,596   2.69%
American Tower Corp., Class A . . . . . . .. . . . . . . . . 2,066,179   2.63%
Goldman Sachs Group . . . . . . . . . . . .. . . . . . . . . 2,021,558   2.57%
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . 1,995,245   2.54%


Summary of Sector Weightings as a Percentage of Net
Assets (unaudited)

June 30, 2010

                                                        Northeast
                                        Market          Investors       S&P 500
Major Sectors                           Value           Growth Fund     Index
------------------------------------------------------------------------------
Consumer Discretionary . . .  . . . . . $ 5,574,737     7.10%           10.12%
Consumer Staples . . . .  . . . . . . . $ 5,953,801     7.58%           11.53%
Energy . . . . . . . . . . . . . . . . .$10,236,527    13.03%           10.68%
Financials . . . . . . . . . . . . . . .$13,658,944    17.39%           16.31%
Health Care. . . . . . . . . . . . . . .$ 5,217,820     6.64%           12.09%
Industrials . . . . . . . . . . . . . . $11,395,356    14.51%           10.38%
Information Technology . . . . . . . . .$16,647,269    21.20%           18.69%
Materials. . . . . . . . . . . . . . . .$ 4,612,610     5.87%            3.44%
Telecommunication Services . . . . . . .$ 3,467,429     4.42%            3.00%
Utilities . . . . . . . . . . . . . . . $         -     0.00%            3.76%
Cash, other assets and liabilities . . .$ 1,773,001     2.26%            0.00%
                                                      -------          -------
                                                      100.00%          100.00%
                                                      -------          -------
                                                      -------          -------

Summary of Net Assets by Industry (unaudited)
June 30, 2010

                                                        Market        % of
                                                        Value        Net Assets
-------------------------------------------------------------------------------
Common Stocks

Aerospace & Defense . . . . . . . . . . . . . . . . . $ 1,979,755       2.52%
Asset Management & Custodian . . . . . . . . . . . . . .3,003,449       3.82%
Automobile Manufacturers . . . . . . . . . . . . . . . .1,234,800       1.57%
Communications Equipment . . . . . . . . . . . . . . . .3,459,565       4.41%
Computer Hardware . . . . . . . . . . . . . . . . . . . 2,817,136       3.59%
Construction & Farming. . . . . . . . . . . . . . . . . 2,369,184       3.02%
Consumer Finance. . . . . . . . . . . . . . . . . . . . . 397,000       0.51%
Diversified Banks . . . . . . . . . . . . . . . . . . . 1,203,200       1.53%
Diversified Financial Services . . . . . . . . . . . . .3,777,125       4.81%
Diversified Minerals . . . . . . . . . . . . . . . . .  1,782,100       2.27%
Drug Retail. . . . . . . . . . . . . . . . . . . . . . .1,396,512       1.78%
Electrical Components & Equipment . . . . . . . . . . . 2,114,596       2.69%
Electronic Components . . . . . . . . . . . . . . . . . 1,745,815       2.22%
Footwear . . . . . . . . . . . . . . . . . . . . . . .  1,763,055       2.24%
Health Care Services . . . . . . . . . . . . . . . . . .1,399,032       1.78%
Household Products . . . . . . . . . . . . . . . . . . .1,277,574       1.63%
Industrial Conglomerate . . . . . . . . . . . . . . . . 1,773,660       2.26%
Industrial Machinery . . . . . . . . . . . . . . . . . .2,219,776       2.83%
Integrated Oil & Gas. . . . . . . . . . . . . . . . . . 4,079,450       5.19%
Integrated Telecommunication Services . . . . . . . . . 1,401,250       1.78%
Internet Software & Services . . . . . . . . . . . . . .5,157,433       6.57%
Investment Banking & Brokerage. . . . . . . . . . . . . 2,021,558       2.57%
IT Consulting & Other Services . . . . . . . . . . . .  2,222,640       2.83%
Metals & Mining . . . . . . . . . . . . . . . . . . . . 2,086,495       2.66%
Movies & Entertainment . . . . . . . . . . . . . . . . .  693,000       0.88%
Oil & Gas Equipment . . . . . . . . . . . . . . . . . . 2,596,357       3.31%
Oil & Gas Exploration & Production . . . . . . . . . .  3,560,720       4.53%
Packaged Foods . . . . . . . . . . . . . . . . . . . .  1,640,160       2.09%
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . 3,818,788       4.86%
Railroads . . . . . . . . . . . . . . . . . . . . . . . . 938,385       1.19%
Regional Banks . . . . . . . . . . . . . . . . . . . .  1,806,630       2.30%
Restaurants . . . . . . . . . . . . . . . . . . . . .   1,883,882       2.40%
Soft Drinks . . . . . . . . . . . . . . . . . . . . . . 1,639,555       2.09%
Specialized Finance . . . . . . . . . . . . . . . . . . 1,449,982       1.85%
Steel . . . . . . . . . . . . . . . . . . . . . . . . . . 744,015       0.95%
Systems Software . . . . . . . . . . . . . . . . . . .  1,244,680       1.58%
Wireless Services . . . . . . . . . . . . . . . . . . . 2,066,179       2.63%
                                                       ----------      ------
Total Common Stocks . . . . . . . . . . . . . . . . .  76,764,493      97.74%
Total Cash Equivalents . . . . . . . . . . . . . . . .  9,455,421      12.04%
                                                       ----------      ------
Total Investment Portfolio . . . . . . . . . . . . . . 86,219,914     109.78%
Net Other Assets and Liabilities. . . . . . . . . . . .(7,682,420)     -9.78%
                                                       ----------     -------
Total Net Assets . . . . . . . . . . . . . . . . . .  $78,537,494     100.00%
                                                      -----------     -------
                                                      -----------     -------



Schedule of Investments June 30, 2010 (unaudited)

                                        Number          Market          Percent
Common Stock Sector                     of              Value           of Net
Name of Issuer                          Shares          (Note B)        Assets
-------------------------------------------------------------------------------

Consumer Discretionary
-------------------------------------------------------------------------------
Ford Motor Co. # . . . . . . .          122,500        $ 1,234,800
McDonald's Corp. * . . . . . . .        28,600           1,883,882
Nike, Inc. #. . . . . . . . .  .        26,100           1,763,055
Walt Disney Co. . . . . . . .. .        22,000             693,000
                                                       -----------
                                                         5,574,737     7.10%

Consumer Staples
-------------------------------------------------------------------------------
CVS Caremark Corp. * . . . . . .        47,630           1,396,512
Nestle SA * . . . . . . . . . ..        34,000           1,640,160
PepsiCo, Inc. * . . . . . . . .         26,900           1,639,555
Procter & Gamble Co. * . . . . .        21,300           1,277,574
                                                       -----------
                                                         5,953,801     7.58%

Energy
-------------------------------------------------------------------------------
Apache Corp. . . . . . . . . . .        16,400           1,380,716
Chevron Corp. * . . . . . . .  .        18,500           1,255,410
EnCana Corp. . . . . . . . . . .        30,600             928,404
Exxon Mobil Corp. * . . . . . .         22,582           1,288,755
National Oilwell Varco, Inc. . .        34,500           1,140,915
Occidental Petroleum Corp. . . .        19,900           1,535,285
Petroleo Brasileiro, ADR . . . .        42,000           1,251,600
Schlumberger Ltd. . . . . . . .         26,300           1,455,442
                                                       -----------
                                                        10,236,527    13.03%

Financials
-------------------------------------------------------------------------------
American Express Co. . . . . . .        10,000             397,000
Bank of America Corp. . . . . .         124,000          1,781,880
CME Group, Inc. . . . . . . . . .       5,150            1,449,982
Eaton Vance Corp. * . . . . . .         54,600           1,507,506
Fifth Third Bancorp . . . . . .         147,000          1,806,630
Goldman Sachs Group . . . . .. .        15,400           2,021,558
JPMorgan Chase & Co. . . . . . .        54,500           1,995,245
T. Rowe Price Group, Inc. * . .         33,700           1,495,943
Wells Fargo & Co. . . . . . . .         47,000           1,203,200
                                                       -----------
                                                        13,658,944    17.39%

Health Care
-------------------------------------------------------------------------------
Johnson & Johnson . . . . . . .         24,800           1,464,688
Medco Health Solutions, Inc. . .        25,400           1,399,032
Pfizer, Inc. . . . . . . . . . .        63,000             898,380
Teva Pharmaceutical Industries Ltd. . . 28,000           1,455,720
                                                       -----------
                                                         5,217,820     6.64%

Industrials
-------------------------------------------------------------------------------
Danaher Corp. * . . . . . . . . . . . . 59,800           2,219,776
Deere & Co. * . . . . . . . . . . . . . 42,550           2,369,184
Emerson Electric Co. * . . . . . . . .  48,400           2,114,596
General Electric Co. . . . . . . . . . 123,000           1,773,660
Union Pacific Corp. . . . . . . . . . . 13,500             938,385
United Technologies Corp. * . . . . . . 30,500           1,979,755
                                                       -----------
                                                        11,395,356    14.51%

Information Technology
-------------------------------------------------------------------------------
Akamai Technologies, Inc. ^# . . . .  . 67,900           2,754,703
Apple, Inc. ^ . . . . . . . . . . . . . 11,200           2,817,136
Cisco Systems, Inc. ^ . . . . . . . . . 73,500           1,566,285
Corning, Inc. *. . . . . . . . . . . . 108,100           1,745,815
Google, Inc., Class A *^ . . . . . . . . 5,400           2,402,730
International Business Machines Corp. . 18,000           2,222,640
Juniper Networks, Inc. . . . . . . . .  29,000             661,780
Oracle Corp. . . . . . . . . . . . . .  58,000           1,244,680
Qualcomm, Inc. . . . . . . .  . . . . . 37,500           1,231,500
                                                       -----------
                                                        16,647,269    21.20%

Materials
-------------------------------------------------------------------------------
BHP Billiton Ltd. # . . . . . . . . . . 15,000             929,850
Freeport-McMoRan Copper & Gold, Inc. .  16,500             975,645
Kinross Gold Corp. . . . . . . . . . .  65,000           1,110,850
United States Steel Corp. # . . . . . . 19,300             744,015
Vale SA # . . . . . . . . . . . . . . . 35,000             852,250
                                                       -----------
                                                         4,612,610     5.87%

Telecommunication Services
-------------------------------------------------------------------------------
America Movil, ADR . . . . . . . . . . .29,500           1,401,250
American Tower Corp., Class A ^ . . . . 46,431           2,066,179
                                                       -----------
                                                         3,467,429     4.42%
                                                       -----------
Total Common Stocks (Cost-$70,150,951). . . . . . .    $76,764,493    97.74%

Repurchase Agreement
-------------------------------------------------------------------------------
State Street Bank & Trust Co.
Repurchase Agreement, 0.01% due 7/1/10 @. . . . . . . .  2,004,976
                                                       -----------
Total Repurchase Agreement (Cost-$2,004,976) . . . . . $ 2,004,976     2.55%

Cash Equivalents
-------------------------------------------------------------------------------
State Street Bank & Trust Navigator Prime . . . . . . . .7,450,445
                                                       -----------
Total Cash Equivalents (Cost-$7,450,445). . . . .. . . $ 7,450,445     9.49%
                                                       -----------
Total Investment Portfolio (Cost-$79,606,372) . . . . . 86,219,914   109.78%
                                                       -----------
Net Other Assets and Liabilities . . . .. . . . . . . . (7,682,420)   -9.78%

Total Net Assets . . . . . . . . . . . . . . . . . . . $78,537,494   100.00%
                                                       -----------
                                                       -----------

* All or a portion of this security is pledged to collateralize short-term borrowings, when utilized
^ Non-income producing security
# All or a portion of this security is currently out on loan (See Note I)
@ Acquired on June 30, 2010. Collateralized by $2,067,354 of market value of U.S. Government Treasury Bills due through 11/25/39. The maturity value is $2,004,977.
~ Security held as collateral for securities on loan.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2010

Assets
-------------------------------------------------------------------------------
Investments-at market value (including securities loaned of $7,365,310)
(cost $79,606,372). . . . . . . . . . . . . . . . . . . . . . . . . $86,219,914
Receivable for investments sold . . . . . . . . . . . . . . . . . . . 1,999,291
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . 53,810
Receivable for shares sold . . . .  . . . . . . . . . . . . . . . . . . . 1,473
                                                                     ----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . 88,274,488

Liabilities
-------------------------------------------------------------------------------
Collateral on securities loaned, at value . . . . . . . . . . . . . . 7,450,445
Accrued audit expense . . . . . . . . . . . . . . . . .  . . . . . . . . 44,777
Accrued investment advisory fee . . . . . . . . . . . .  . . . . . . . . 43,164
Accrued other expenses. . . . . . . . . . . . . . . . .  . . . . . . . . 36,599
Payable for investments purchased . . . . . . . . . . .   . . . . . . . 497,080
Payable for shares repurchased . . . . . . . . . . . . .  . . . . . . 1,664,929
                                                                     ----------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . 9,736,994
                                                                     ----------
Net Assets . . . . . . . . . . . . . . . . . . . .  . . . . . . . . $78,537,494
                                                                     ----------
                                                                     ----------

Net Assets Consist of:
Capital paid-in . . . . . . . . . . . . . . . . . . . . . . . . . . $76,593,563
Undistributed net investment income . . . . . . . . . . . . . . . . . . 131,870
Accumulated net realized gain/(loss) . . . . . . . . . . . . . . . . (4,801,481)
Net unrealized appreciation/(depreciation) of investments . . . . . . 6,613,542
                                                                     ----------
Net Assets . . . . . . . . .  . . . . . . . . . . . . . . . . . . . $78,537,494
                                                                     ----------
                                                                     ----------
Net Asset Value, offering price and redemption price per share
($78,537,494/5,601,938 shares) . . . . . . . . . . . . . . . . . . . . . $14.02
                                                                        -------
                                                                        -------

The accompanying notes are an integral part of the financial statements.


Statement of Operations (unaudited)
Six Months Ended June 30, 2010

Investment Income
-------------------------------------------------------------------------------
Dividend income . . . . . . . . . . . . . . . . . . .  . . . . . . . . $614,277
Security lending income . . . . . . . . . . . . . . . . . . . . . . . . . 4,374
Interest income . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . 10
Other income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 735
                                                                        -------
Total Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 619,396

Expenses
-------------------------------------------------------------------------------
Investment advisory fee . . . . . . . . . . . . . . . .  . . . . . . . $273,770
Administrative expenses and salaries . . . . . . . . . .. . . . . . . . 119,760
Legal fees. . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . 64,400
Audit fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40,725
Printing, postage, and stationery . . . . . . . . . . .  . . . . . . . . 25,150
Insurance . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . 20,815
Registration and Filing fees . . . . . . . . . . . . . .   . . . . . . . 18,100
Computer and related expenses . . . . . . . . . . . . . .  . . . . . . . 16,625
Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,000
Telephone expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8,050
Commitment fee . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . 7,195
Custodian fees . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . 6,154
Interest fee . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . 2,608
Miscellaneous fees . . . . . . . . . . . . . . . . . . . .  . . . . . . . 4,050
                                                                        -------
Total Expenses . . . . . . . . . . . . . . . . . . . . . .  . . . . . . 622,402
                                                                        -------
Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . (3,006)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions .  . . . . . . $2,972,142
Change in unrealized appreciation (depreciation) of investments .. . (9,319,303)
                                                                     ----------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . (6,347,161)
Net increase (decrease) in net assets resulting from operations.  . $(6,350,167)
                                                                     ----------
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

                                                                        Six Months
                                                                        Ended
                                                                        June 30,        Year Ended
                                                                        2010            December 31,
                                                                       (unaudited)      2009
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . $(3,006)         $134,876
Net realized gain (loss) from investment transactions . . . . . . .  2,972,142        (4,375,255)
Change in unrealized appreciation (depreciation) of investments . . (9,319,303)       25,837,129
                                                                    -----------      -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations . . . . . . . . . . . . . . . . . . . . . (6,350,167)       21,596,750
                                                                    -----------      -----------
From Net Fund Share Transactions . . . . . . . . . . . . . . . . . .(7,476,117)       (7,686,398)
                                                                    -----------      -----------
Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . .(13,826,284)       13,910,352

Net Assets:
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . 92,363,778        78,453,426
End of Period . . . . . . . . . . .. . . . . . . . . . . . . . . . $78,537,494       $92,363,778
                                                                    ----------        ----------
Undistributed Net Investment Income . . . . . . . . . . . . . . . . . $131,870          $134,876

The accompanying notes are an integral part of the financial statements.


Financial Highlights

                                        Six Months
                                        Ended
                                        June 30,
                                        2010                            Year Ended December 31,
Per Share Data ^                        (unaudited)       2009            2008            2007            2006            2005

Net Asset Value:
Beginning of Period . . . . . . . . .   $15.15          $11.74          $20.19          $20.10          $18.40          $16.52
Income From Investment
Operations:
Net investment income (loss) . . . . . .  0.00            0.02            0.05            0.02            0.01           (0.02)
Net realized and unrealized gain
(loss) on investment . . . . . . . . . . (1.13)           3.39           (8.45)           2.71            1.69            1.90
                                        ------          ------          ------           ------         ------          ------
Total from investment operations . . . . (1.13)           3.41           (8.40)           2.73            1.70            1.88

Less Distributions:
Net investment income . . . . . . . .     0.00            0.00           (0.05)          (0.04)           0.00            0.00
Capital Gain . . . . . . . . . . . . . .  0.00            0.00            0.00           (2.60)           0.00            0.00
                                        ------          ------          ------          ------          ------          ------
Total Distributions . . . . . . . . . . . 0.00            0.00           (0.05)          (2.64)           0.00            0.00

Net Asset Value:
End of Period . . . . . . . . . . . . . $14.02          $15.15          $11.74          $20.19          $20.10          $18.40
                                        ------          ------          ------          ------          ------          ------
Total Return . . . . . . . . . . . . . . -7.46%#        29.05%          -41.61%          13.90%           9.24%          11.38%

Ratios & Supplemental Data
Net assets end of period (in
thousands) . . . . . . . . . . . . . . $78,537        $92,364          $78,453        $145,440        $139,927        $134,412
Ratio of operating expenses to
average net assets (includes
interest expense) . . . . . . . . . . . . 1.39%~         1.60%            1.27%           1.10%           1.15%           1.18%
Ratio of interest expense to average
net assets . . . . . . . . . . . . . . .  0.01%~         0.00%*           0.00%*          0.01%           0.00%*          0.00%*
Ratio of net investment income to
average net assets . . . . . . . . . . . -0.01%~         0.16%            0.29%           0.11%           0.08%          -0.15%
Portfolio turnover rate . . . . . . . . . .  7%#           36%              45%             40%             52%             57%

^ Average share method used to calculate per share data
* Amount is less than 0.01%
~ Annualized
# Not annualized

Notes to Financial Statements

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, seriestype management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2010 there were no securities priced at fair value as determined in good faith.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3.4 of 1% of the next $20,000,000 and 1.2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund's disinterested trustees, are not officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $6,307,405 and $15,013,493, respectively, for the six months ended June 30, 2010.

Note E-Shares of Beneficial Interest

At June 30, 2010, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                        June 30, 2010                   December 31, 2009
                                        -------------                   -----------------
                                        Shares          Amount          Shares          Amount

Shares sold . . . . . . . . . . . . . . 53,573          $841,179        261,500         $3,181,058
Shares issued to shareholders in
reinvestment of distributions
from net investment income
and realized gains from
security transactions. . . . . . . .         -                 -              -                  -
                                        ------          --------        -------         ----------
                                        53,573          $841,179        261,500         $3,181,058
Shares repurchased . . . . . . . . .  (549,070)      $(8,317,296)      (848,930)      $(10,867,456)
                                      --------       -----------        -------       ------------
Net Increase. . . . . . . . . . . . . (495,497)      $(7,476,117)      (587,430)       $(7,686,398)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2010, the Fund had an unused line of credit amounting to $10,000,000. In addition the Fund pays a commitment fee of 0.15% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the bank's option at the annual renewal date.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2010:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) . . $553,737
Weighted average interest rate . . . . . . . . . . . . . . . . . . . . . . 1.48%

Note H-Additional Tax Information

The Fund paid no distributions for the year ended December 31, 2009 or the six months ended June 30, 2010.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                        2009
                                                                        ----
Undistributed ordinary income . . . . . . . . . . . . . . .  . . . . $ 134,876
Capital loss carryforward* . . . . . . . . . . . . . . . . .. . . . (7,658,091)
Unrealized gains (losses)-net . . . . . . . . . . . . . . . . . . . 15,817,313
                                                                    ----------
Total accumulated earnings (losses)-net . . . . . . . . . . . . . .$ 8,294,098

*The capital loss carryforward will expire as follows:

                                                                Expiration
Year                                                            Amount
----                                                            ----------
2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (864,347)
2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,793,744)

At December 31, 2009 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                                        2009
                                                                        ----
Tax cost . . . . . . . . . . . . . . . . . . . .  . . . . . . . . $83,096,038
Gross unrealized gain. . . . . . . . . . . . . . . . . . . . . . . 17,662,167
Gross unrealized loss . . . . . . . . . . . . . .. . . . . . . . . (1,844,854)
                                                                -------------
Net unrealized security gain (loss) . . . . . . . . . . . . . . . $15,817,313

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2010, the value of securities loaned and the value of collateral was $7,365,310 and $7,450,445, respectively. During the six months ended June 30, 2010, income from securities lending amounted to $4,374.

Note J-Fair Value Measurements

Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund's investments are summarized in the following fair value hierarchy:

Level 1-Unadjusted quoted prices in active markets for identical securities. Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3-Significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The following table summarized the Fund's investment as of June 30, 2010, based on the inputs used to value them.

                        Level 1         Level 2         Level 3         Total
                        -------         -------         -------         -----
Common Stock . . . .$76,764,493               -               -   $76,764,493
Cash Equivalents . .  7,450,445               -               -     7,450,445
Repurchase
Agreement . . . . . . .       -      $2,004,976               -     2,004,976
                    -----------      ----------         -------   -----------
                    $84,214,938      $2,004,976               -   $86,219,914

Note K-Review for Subsequent Events

In accordance with the provisions set forth in Accounting Standards Codification ASC 855 "Subsequent Events", adopted by the Fund as of December 31, 2009, events and transactions subsequent to June 30, 2010 have been evaluated by management. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.


Trustees & Officers
The Trustees of Northeast Investors Growth Fund are William A. Oates,
Jr., John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 100 High Street, Boston, MA 02110-2301.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.


                                                                                Principal Occupation(s)
                                                                                During the Past Five Years/and
Name/Age/Service*                       Position                                Other Directorships

                                Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.          Trustee and                                     Trustee and President of Northeast
Age: 68                         President                                       Investors Growth Fund; President and
Years of Service: 29                                                            Director of Northeast Investment
                                                                                Management, Inc.

Gordon C. Barrett               Senior Vice                                     Chief Financial Officer of Northeast
Age: 53                         President, Chief                                Investors Growth Fund, Chief Financial
Years of Service: 16            Financial Officer,                              Officer of Northeast Investors Trust, and
                                and Chief                                       Officer of Northeast Investment
                                Compliance Officer                              Management, Inc.

Robert B. Minturn               Clerk, Vice                                     Officer of Northeast Investors Trust;
Age: 71                         President, and                                  Officer of Northeast Investors Growth
Years of Service: 29            Chief Legal Officer                             Fund (Trustee until November 2008);
                                                                                Officer of Northeast Investment
                                                                                Management, Inc.


                                Independent Trustees

John C. Emery                   Trustee                                         Partner, Law Firm of Sullivan &
Age: 79                                                                         Worcester
Years of Service: 29

Michael Baldwin                 Trustee                                         Partner, Baldwin Brothers, Registered
Age: 69                                                                         Investment Advisor
Years of Service: 10

F. Washington Jarvis            Trustee                                         Headmaster Emeritus at Roxbury Latin
Age: 71                                                                         School
Years of Service: 6


* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Board Approval of Investment Advisory Contract

At its meeting held on May 27, 2010, the Board of Trustees of the Fund, including the Independent Trustees voting separately, voted to extend the Fund's investment management agreement with Northeast Management & Research Company, Inc. (the "Investment Adviser").

The Investment Adviser presented detailed information to the Board requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel of and services provided by the Investment Adviser; (iii) comparative information on investment performance; and (iv) information regarding brokerage and portfolio transactions.

The Board reviewed and discussed financial information provided by the Investment Adviser, including fees, income and expenses, and the Investment Adviser's profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and in a position to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale which might be realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. The Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund. The Board also considered and reviewed information regarding brokerage.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing investments generally and growth oriented investments in particular, as well as the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund, that it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team.

The Board considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with index data and data concerning performance relative to other funds with generally similar objectives and management policies. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser's profitability, and it was determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board concluded that the Fund's fees paid to the Investment Adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.

Trustees
------------------------------------------------------------------------------
William A. Oates, Jr.                           Michael Baldwin
John C. Emery                                   F. Washington Jarvis

Officers
------------------------------------------------------------------------------
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President, Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President
John F. Francini, Vice President
Nancy M. Mulligan, Vice President

Investment Advisor
-------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
100 High Street
Boston, Massachusetts 02110

Custodian
-------------------------------------------------------------------------------
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02111

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
-------------------------------------------------------------------------------
Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov. Shares of the Fund are sold to investors at net asset value by
                        Northeast Investors Growth Fund
                                100 High Street
                          Boston, Massachusetts 02110
                          800-225-6704 - 617-523-3588
                           www.northeastinvestors.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.



Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.



Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.



Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6. Schedule of Investments

Included as part of Item 1 above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures for the submission of nominees for Trustee. In the event that a shareholder's meeting is called for the purpose of electing Trustees, registrant will follow the procedures required by Rule 14a-11 under the Securities Exchange Act of 1934.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 9, 2010


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 9, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 9, 2010


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 9, 2010


  Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: September 9, 2010
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the perio covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 9, 2010
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)




  Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended June 30, 2010 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  September 9, 2010
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  September 9, 2010
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.